Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2020	43,587,554
Balance at Dec. 31, 2020	$ 770,032	$ 59,303	$ (171,085)	$ 2,148	$ 660,398
Net earnings (loss)	0	0	135,212	0	135,212
Other comprehensive earnings (loss)	0	0	0	(183)	(183)
Subsidiaries’ equity transactions	0	13	0	0	13
Stock option expense	$ 0	14,746	0	0	14,746
Stock options exercised (in shares)	425,477
Stock options exercised	$ 27,396	(5,813)	0	0	21,583
Dividends	$ 0	0	(32,047)	0	$ (32,047)
Balance (in shares) at Dec. 31, 2021	44,013,031				43,587,554
Balance at Dec. 31, 2021	$ 797,428	68,249	(67,920)	1,965	$ 799,722
Net earnings (loss)	0	0	121,074	0	121,074
Other comprehensive earnings (loss)	0	0	0	(7,882)	(7,882)
Subsidiaries’ equity transactions	0	17	0	0	17
Stock option expense	$ 0	18,046	0	0	$ 18,046
Stock options exercised (in shares)	213,462				213,462
Stock options exercised	$ 15,601	(3,305)	0	0	$ 12,296
Dividends	$ 0	0	(35,807)	0	$ (35,807)
Balance (in shares) at Dec. 31, 2022	44,226,493				44,013,031
Balance at Dec. 31, 2022	$ 813,029	$ 83,007	$ 17,347	$ (5,917)	$ 907,466